Commitments and Contingencies Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies [Line Items]
Schedule of time-charter in of dry bulk vessels [Table Text Block]
During the nine months ended September 30, 2019, the Company time chartered-in five Kamsarmax vessels and exercised its option to extend the time charter-in on one Ultramax vessel for one year. The terms of the contracts are summarized as follows:

Vessel Type	Year Built	DWT	Country of Build	Daily Base Rate	Earliest Expiry
Ultramax	2017	62,100	Japan	$10,885	30-Sep-20	(1)
Kamsarmax	2019	81,100	China	Variable	10-Mar-21	(2)
Kamsarmax	2019	81,100	China	Variable	7-Apr-21	(3)
Kamsarmax	2018	82,000	China	$12,000	25-June-21	(4)
Kamsarmax	2018	81,100	China	Variable	13-Jul-21	(5)
Kamsarmax	2015	81,100	China	Variable	22-Jul-21	(6)